ACCOUNTS RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The Company's accounts receivable, net, at September 30, 2015 and December 31, 2014, respectively, consisted of the following:

Category	September 30, 2015	December 31, 2014

Trade receivables	$1,751,426	$1,101,279
Other receivables	22,559	53,227
Elimination of unpaid deferred revenue	(1,333,734)	(716,495)
Allowance for doubtful accounts	(55,389)	(214,389)

Accounts Receivable, net	$384,862	$223,622
The Company's accounts receivable, net, at December 31, consisted of the following:

	December 31,
Category	2014	2013

Trade receivables	$1,101,279	$649,837
Other receivables	53,227	7,908
Elimination of unpaid deferred revenue	(716,495)	(525,938)
Allowance for doubtful accounts	(214,389)	(30,000)

Total Accounts Receivable	$223,622	$101,807